31. COMMITMENTS AND CONTINGENT LIABILITIES	12 Months Ended
Dec. 31, 2018
Commitments And Contingent Liabilities
COMMITMENTS AND CONTINGENT LIABILITIES

31. COMMITMENTS AND CONTINGENT LIABILITIES

The following were the Company’s off-balance sheet contractual obligations as at December 31, 2018:

	2019	2020	2021	2022	2023	Thereafter	Total

Operating property leases	$3,190	$3,434	$3,630	$3,097	$3,003	$17,483	$33,837
Capital commitments	22,460	—	—	—	—	—	22,460
Other operating commitments	18,501	11,425	9,114	3,563	2,937	8,453	53,993
	$44,151	$14,859	$12,744	$6,660	$5,940	$25,936	$110,290

Operating property leases consisted of off-balance sheet contractual obligations for land or building usage, while capital commitments included commitments for capital projects. Other operating commitments consisted of third party satellite capacity arrangements as well as other commitments that are not categorized as operating property leases or capital commitments. The Company’s off-balance sheet obligations included the future minimum payments for the non-cancellable period of each respective obligation, which have various terms and expire between 2019 to 2043. The aggregate expense related to operating property lease commitments for the year ended December 31, 2018 was $7.3 million (December 31, 2017 — $6.4 million, December 31, 2016 — $6.5 million).

The Company has entered into contracts for the development of the LEO constellation and other capital expenditures. The total outstanding commitments as at December 31, 2018 were included in capital commitments.

The Company has agreements with various customers for prepaid revenue on several service agreements which take effect when the satellite is placed in service. The Company is responsible for operating and controlling these satellites. As at December 31, 2018, customer prepayments of $503.4 million (December 31, 2017 — $390.2 million), a portion of which is refundable under certain circumstances, were reflected in other current and long-term liabilities.

In the normal course of business, the Company has executed agreements that provide for indemnification and guarantees to counterparties in various transactions. These indemnification undertakings and guarantees may require the Company to compensate the counterparties for costs and losses incurred as a result of certain events including, without limitation, loss or damage to property, change in the interpretation of laws and regulations (including tax legislation), claims that may arise while providing services, or as a result of litigation that may be suffered by the counterparties. The nature of substantially all of the indemnification undertakings prevents the Company from making a reasonable estimate of the maximum potential amount the Company could be required to pay counterparties as the agreements do not specify a maximum amount and the amounts are dependent upon the outcome of future contingent events, the nature and likelihood of which cannot be determined at this time. Historically, the Company has not made any significant payments under such indemnifications.

Telesat and Loral have entered into an indemnification agreement whereby Loral will indemnify Telesat for tax liabilities for taxation years prior to 2007 related to Loral Skynet operations. Likewise, Telesat will indemnify Loral for the settlement of tax receivables for taxation years prior to 2007.

Legal Proceedings

The Company frequently participates in proceedings before national telecommunications regulatory authorities. In addition, the Company may also become involved from time to time in other legal proceedings arising in the normal course of its business.

The Company is subject to audits by taxing authorities in the various jurisdictions in which it operates.

The Company is currently involved in a number of disputes with the Brazilian tax authorities who have alleged that additional taxes are owed on revenue earned by the Company for the period 2003 to 2012. The disputes relate to the Brazilian tax authorities’ characterization of the Company’s revenue. Additional taxes and interest of approximately $38.9 million have been assessed by Brazilian tax authorities and the Company has challenged those assessments. The Company believes the likelihood of an unfavorable outcome in these disputes is remote and, as such, no reserve has been established.

The Canadian taxing authorities have assessed the Company for $9 million relating to transfer pricing issues for the years 2009 and 2012. Both disputes relate to the Canadian tax authorities’ repricing of certain transactions between The Company and its subsidiaries. The Company has paid 50% of the outstanding amount to formally object, which has been recorded as an other long-term asset. The Company believes the likelihood of an unfavorable outcome in these disputes is remote and, as such, no reserve has been established.

Other than the legal proceedings disclosed above, the Company is not aware of any proceedings outstanding or threatened as of the date hereof by or against it or relating to its business which may have, or have had in the recent past, significant effects on the Company’s financial position or profitability.